Contingent Liabilities and Commitments (Details 1) ₪ in Thousands	Dec. 31, 2017 ILS (₪)
Disclosure of finance lease and operating lease by lessee [line items]
Total	₪ 134
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	₪ 134